Capital Management (Details) $ in Millions, $ in Millions	May 07, 2024 USD ($)	Jun. 30, 2024 CAD ($)
Capital Management
Cash on hand		$ 52.9
Standard Lithium subsidiaries
Capital Management
Initial cash payment	$ 30
Maximum amount purchaser of partial sale of subsidiaries committed to invest	$ 130
Percentage of ownership interest disposed	45.00%